Operating Leases (Predecessor)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012 Ziegler Healthcare Real Estate Funds
Operating Leases
Operating Leases

Note 9—Operating Leases

The Trust is lessor of medical office buildings and other healthcare facilities. Leases have expirations from 2013 through 2028. As of September 30, 2013, the future minimum rental payments on noncancelable leases were as follows (in thousands):

Year Ending December 31:
2013	$4,864
2014	19,349
2015	19,633
2016	19,555
2017	18,614
Thereafter	141,456
Total Payments	$223,471

Note 9—Operating Leases

        The Ziegler Funds are a lessor of medical office buildings. Leases have expirations from 2013 through 2028.

2013	$7,445,898
2014	9,396,732
2015	9,325,460
2016	9,172,061
2017	8,395,049
Thereafter	41,388,058

Total	$85,123,258